PARTNERS' CAPITAL AND MEZZANINE CAPITAL	3 Months Ended	12 Months Ended
	Mar. 31, 2020	Dec. 31, 2019
Equity [Abstract]
PARTNERS' CAPITAL AND MEZZANINE CAPITAL
11. PARTNERS’ CAPITAL AND MEZZANINE CAPITAL
As a result of the GP
Buy-In
Transaction, Summit Investments is the surviving entity for accounting purposes; therefore, the historical financial results prior to the GP
Buy-In
Transaction are those of Summit Investments. The number of common units of 45.3 million represents those of Summit Investments..
SMLP General Partner and Incentive Distribution Rights (“IDR”) Exchange.
In March 2019, and prior to the GP Buy-In Transaction, a subsidiary of Summit Investments cancelled its IDR agreement with SMLP and converted its 2% economic general partner interest to a non-economic general partner interest in exchange for 8,750,000 SMLP common units. This exchange is reflected in the Consolidated Statements of Partners’ Capital as a reduction to noncontrolling interest and an increase to Partners’ Capital.
Series A Preferred Units.
 In 2017, we issued 300,000 Series A Preferred Units representing limited partner interests in the Partnership at a price to the public of $1,000 per unit as described in the 2019 Annual Report.
Subsidiary Series A Preferred Units.
 In December 2019, we issued 30,000 Subsidiary Series A Preferred Units representing limited partner interests in Permian Holdco at a price of $1,000 per unit as described in the 2019 Annual Report.
During the three months ended March 31, 2020, we issued an additional 35,000 Subsidiary Series A Preferred Units representing limited partner interests in Permian Holdco at a price of $1,000 per unit. We used the net proceeds of $33.9 million (after deducting underwriting discounts and offering expenses) to fund our share of capital expenses associated with the Double E Project.
The proceeds associated with the issuance of Subsidiary Series A Preferred Units are classified as restricted cash on the accompanying unaudited condensed consolidated balance sheets in accordance with the underlying agreement with TPG Energy Solutions Anthem, L.P. until the related funding is used for the Double E Project.
Cash Distributions Paid and Declared.
Prior to the GP Buy-In Transaction, SMLP
paid the following
per-unit
distributions
during the three months ended March 31 (All
payments represent per-unit distributions based on the SMLP common units outstanding prior to the GP Buy-In Transaction):

	Three months ended March 31,
	2020	2019
Per-unit distributions to unitholders	$0.125	$0.575
With respect to our Subsidiary Series A Preferred Units relating to the first quarter of 2020, we declared a payment-in-kind
(“PIK”) of the quarterly distribution, which resulted in the issuance of 907 Subsidiary Series A Preferred Units. This PIK amount equates to a distribution of $13.9433 per Subsidiary Series A Preferred Unit for the first quarter in 2020, or $70 on an annualized basis. In addition, we issued approximately 38 Subsidiary Series A Preferred Units related to the remaining undrawn commitment (as defined in the underlying agreement with TPG Energy Solutions Anthem, L.P.) as of and for the three months ended March 31, 2020.

12. PARTNERS’ CAPITAL AND MEZZANINE CAPITAL
As a result of the GP
Buy-In
Transaction, our historical results are those of Summit Investments. The number of common units of 45.3 million represents those of Summit Investments and has been used for the earnings per unit calculations presented herein.
SMLP General Partner and Incentive Distribution Rights (“IDR”) Exchange.
In March 2019, and prior to the GP Buy-In Transaction, a subsidiary of Summit Investments cancelled its IDR agreement with SMLP and converted its 2% economic general partner interest to a non-economic general partner interest in exchange for 8,750,000 SMLP common units. This exchange is reflected in the Consolidated Statements of Partners’ Capital as a reduction to noncontrolling interest and an increase to Partners’ Capital.
DPPO Partial Settlement.
In November 2019, and prior to the GP Buy-In Transaction, a subsidiary of Summit Investments amended its deferred purchase price obligation (“DPPO”) with SMLP in exchange for a cash payment of $51.75 million and 10,714,285 SMLP common units. This partial settlement of the DPPO is reflected in the Consolidated Statements of Partners’ Capital as a reduction to noncontrolling interest and an increase to Partners’ Capital.
Unit Offerings.
In February 2017, we completed a secondary underwritten public offering of 4,000,000 SMLP common units held by a subsidiary of Summit Investments pursuant to the 2016 SRS. We did not receive any proceeds from this offering.
At-the-market
Program.
In February 2017, we executed a new equity distribution agreement and filed a prospectus with the SEC for the issuance and sale from time to time of SMLP common units having an aggregate offering price of up to $150.0 million (the “ATM Program”). During the years ended December 31, 2019 and 2018, there were no transactions under the ATM Program. During the year ended December 31, 2017, we sold 763,548 units under the ATM Program for aggregate gross proceeds of $17.7 million, and paid approximately $0.2 million as compensation to the sales agents pursuant to the terms of the equity distribution agreement.
Series A Preferred Units.
In November 2017, we issued 300,000 Series A
Fixed-to-Floating
Rate Cumulative Redeemable Perpetual Preferred Units (the “Series A Preferred Units”) representing limited partner interests in the Partnership at a price to the public of $1,000 per unit. We used the net proceeds of $293.2 million (after deducting underwriting discounts and offering expenses) to repay outstanding borrowings under our Revolving Credit Facility.
The Series A Preferred Units rank senior to (i) common units representing limited partner interests in the Partnership and (ii) each other class or series of limited partner interests or other equity securities in the Partnership that may be established in the future that expressly ranks junior to the Series A Preferred Units as to the payment of distributions and amounts payable upon a liquidation event (the “Junior Securities”). The Series A Preferred Units rank equal in all respects with each class or series of limited partner interests or other equity securities in the Partnership that may be established in the future that is not expressly made senior or subordinated to the Series A Preferred Units as to the payment of distributions and amounts payable on a liquidation event (the “Parity Securities”). The Series A Preferred Units rank junior to (i) all of the Partnership’s existing and future indebtedness and other liabilities with respect to assets available to satisfy claims against the Partnership and (ii) each other class or series of limited partner interests or other equity securities in the Partnership established in the future that is expressly made senior to the Series A Preferred Units as to the payment of distributions and amounts payable upon a liquidation event. Income is allocated to the Series A Preferred Units in an amount equal to the earned distributions for the respective reporting period.
Distributions on the Series A Preferred Units are cumulative and compounding and are payable semi-annually in arrears on the 15th day of each June and December through and including December 15, 2022, and, thereafter, quarterly in arrears on the 15th day of March, June, September and December of each year (each, a “Distribution Payment Date”) to holders of record as of the close of business on the first business day of the month of the applicable Distribution Payment Date, in each case, when, as, and if declared by the General Partner out of legally available funds for such purpose.
The initial distribution rate for the Series A Preferred Units is 9.50% per annum of the $1,000 liquidation preference per Series A Preferred Unit. On and after December 15, 2022, distributions on the Series A Preferred Units will accumulate for each distribution period at a percentage of the liquidation preference equal to the three-month LIBOR plus a spread of 7.43%.
Subsidiary Series A Preferred Units.
In December 2019, we issued 30,000 Subsidiary Series A Preferred Units representing limited partner interests in Permian Holdco at a price of $1,000 per unit. We used the net proceeds of $27.4 million (after deducting underwriting discounts and offering expenses) to fund capital expenses associated with the Double E Project.
On January 16, 2020, we issued 10,000 Subsidiary Series A Preferred Units representing limited partner interests in Permian Holdco at a price of $1,000 per unit. We used the net proceeds of $9.7 million (after deducting underwriting discounts and offering expenses) to fund capital expenses associated with the Double E Project.
The proceeds associated with the issuance of Subsidiary Series A Preferred Units is classified as restricted cash on the accompanying consolidated balance sheets in accordance with the underlying agreement with TPG Energy Solutions Anthem, L.P. until the related funding is used for the Double E Project.
Accounting for the Subsidiary Series A Preferred Units
These preferred units are considered redeemable securities under GAAP due to the existence of certain redemption provisions that are outside of our control. Therefore, the securities are classified as temporary equity in the mezzanine section of the consolidated balance sheet.
Initial and Subsequent Measurement
We initially recognized these preferred units at the time of issuance in the amount of $27.4 million, their issuance date fair value, net of issuance costs. We will not be required to adjust the carrying amount of these preferred units unless it becomes probable that the units would become redeemable. If events or circumstances indicate that redemption is probable, we would accrete these preferred units to the redemption value over a period of time comprising the date redemption first became probable and the date the units can first be redeemed.
The Subsidiary Series A Preferred Units rank senior to each other class or series of limited partner interests or other equity securities in Permian Holdco that may be established in the future that expressly ranks junior to the Subsidiary
Series A Preferred Units as to the payment of distributions and amounts payable upon a liquidation event (the “Junior Securities”). The Subsidiary Series A Preferred Units rank equal in all respects with each class or series of limited partner interests or other equity securities in Permian Holdco that may be established in the future that is not expressly made senior or subordinated to the Subsidiary Series A Preferred Units as to the payment of distributions and amounts payable on a liquidation event (the “Parity Securities”). The Subsidiary Series A Preferred Units rank junior to (i) all of Permian Holdco’s or a subsidiary of Permian Holdco’s future indebtedness and other liabilities with respect to assets available to satisfy claims against Permian Holdco and (ii) each other class or series of limited partner interests or other equity securities in Permian Holdco established in the future that is expressly made senior to the Subsidiary Series A Preferred Units as to the payment of distributions and amounts payable upon a liquidation event. Income is allocated to the Subsidiary Series A Preferred Units in an amount equal to the earned distributions for the respective reporting period.
Distributions on the Subsidiary Series A Preferred Units are cumulative and compounding and are payable 21 days following the quarterly period ended March, June, September and December of each year (each, a “Series A Distribution Payment Date”) to holders of record as of the close of business on the first business day of the month of the applicable Series A Distribution Payment Date, in each case, when, as, and if declared by Permian Holdco out of legally available funds for such purpose.
The distribution rate for the Subsidiary Series A Preferred Units is 7.00% per annum of the $1,000 liquidation preference per Subsidiary Series A Preferred Unit. A pro-rated
initial distribution on the Subsidiary Series A Preferred Units was
Paid-in-kind
(“PIK”) on January 21, 2020 in an amount equal to 7.00% per Subsidiary Series A Preferred Unit plus 1.00% per annum of the undrawn commitment units.
Cash Distribution Policy
Our Partnership Agreement requires that we distribute all of our available cash, subject to reserves established by our General Partner, within 45 days after the end of each quarter to unitholders of record on the applicable record date. The amount of distributions paid under our policy is subject to fluctuations based on the amount of cash we generate from our business and the decision to make any distribution is determined by our General Partner, taking into consideration the terms of our Partnership Agreement.
Cash Distributions Paid and Declared.
Prior to the GP Buy-In Transaction, SMLP paid the following
per-unit
distributions during the years ended December 31 (All payments represent per-unit distributions based on the SMLP common units outstanding prior to the GP
Buy-In
Transaction):

	Year ended December 31,
	2019	2018	2017
Per-unit distributions to unitholders	$1.4375	$2.300	$2.300
On January 29, 2020, the Board of Directors declared a distribution of $0.125 per unit for the quarterly period ended December 31, 2019. This distribution, which totaled $11.7 million, was paid on February 14, 2020 to unitholders of record at the close of business on February 7, 2020.
With respect to our Subsidiary Series A Preferred Units relating to the fourth quarter of 2019, we declared a payment-in-kind
(“PIK”) of the quarterly distribution, which resulted in the pro-rated
issuance of 47 Subsidiary Series A Preferred Units. This PIK amount equates to a pro-rated
distribution of $1.5556 per Subsidiary Series A Preferred Unit for the fourth quarter in 2019, or $70 on a full year annualized basis.